December 13, 2012

The Investment House Growth Fund
(a series of The Investment House Funds)

Supplement to the Statement of Additional Information
dated December 1, 2012

Effective December 12, 2012, Mr. Brian D. Horner resigned his position as Trustee of The Investment House Funds (the “Trust”).  The Statement of Additional Information of the Trust, dated December 1, 2012, is hereby amended to remove all information about and references to Mr. Horner.

For further information, please contact the Fund toll-free at 1-888-456-9518.

Investors Should Retain This Supplement for Future Reference